SHARE CAPITAL - Disclosure of Share-based payments reserve related to warrants (Details) - Warrants [Member]	12 Months Ended
Dec. 31, 2024 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year | Share	2,015,122
Issued | Share	8,305,874
Forfeited/Expired | Share	(2,015,122)
Outstanding at the end of year | Share	8,305,874
Weighted average grant date, beginning of year | $ / shares	$ 1.04
Issued weighted average fair value | $ / shares	0.89
Expired weighted average fair value | $ / shares	1.04
Weighted average grant date, end of year | $ / shares	$ 0.89